COMMITMENTS AND CONTINGENCIES - Schedule Of Future Minimum Commitments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Contractual Obligation Fiscal Year Maturity [Abstract]
2014	$ 113,743
2015	3,471
Total	$ 117,214